Accumulated retained earnings - Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Revaluation reserve Royal Decree-Law 7/1996	€ 0	€ 0	€ 0
Reserves of subsidiaries	€ 47,669	49,196	47,438
Percentage of share capital required to be maintained in the legal reserve	20.00%
Equity Investments
Disclosure of reserves within equity [line items]
Restricted reserves	€ 2,899	2,798	2,543
Legal reserve	1,618	1,734	1,734
Own shares	649	737	755
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	589	284	11
Unrestricted reserves	16,033	7,701	4,243
Voluntary reserves	14,284	7,917	6,123
Consolidation reserves attributable to the Bank	1,749	(216)	(1,880)
Reserves of subsidiaries	47,669	49,196	47,438
Reserves of entities accounted for using the equity method	1,762	1,553	1,572
Accumulated retained earnings and other reserves	€ 68,363	€ 61,248	€ 55,796